Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregated - Ambulnz, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Primary Geographical Markets [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregated [Line Items]
Total revenue	$ 94,090,658	$ 48,299,112
Major Segments/Service Lines [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregated [Line Items]
Total revenue	94,090,658	48,299,112
Major Segments/Service Lines [Member] | Transportation Services [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregated [Line Items]
Total revenue	63,188,855	46,424,896
Major Segments/Service Lines [Member] | Mobile Health [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregated [Line Items]
Total revenue	30,901,803	1,874,216
United States [Member] | Primary Geographical Markets [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregated [Line Items]
Total revenue	88,362,445	45,931,306
United Kingdom [Member] | Primary Geographical Markets [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregated [Line Items]
Total revenue	$ 5,728,213	$ 2,367,806